Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies [Abstract]
Lease Commitments - Minimum annual payments
July 1 to December 31, 2013	8,544
2014	16,942
2015	16,943
2016	16,844
2017	16,797
Thereafter	182,211

Total minimum annual payments under all non-cancelable operating leases	258,281